Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Expense [Abstract]
Schedule of other operating expenses
	2018	2019	2020
	MCh$	MCh$	MCh$
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment	3,930	3,246	1,539
Expenses to maintain assets received in lieu of payment	1,749	1,225	1,021
Subtotal	5,679	4,471	2,560

Provisions for contingencies
Country risk provisions	—	—	—
Other provisions	3	33	7
Subtotal	3	33	7

Other expenses
Write-offs for operating risks	11,378	5,586	10,625
Leasings operational expenses	4,504	5,111	5,430
Card administration	2,640	2,490	2,599
Correspondent banks	882	1,569	1,804
Expenses for charge-off leased assets recoveries	2,287	1,072	597
Others	2,213	3,518	3,055
Subtotal	23,904	19,346	24,110

Total	29,586	23,850	26,677